UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                          	Washington, D.C. 20549

                                 		FORM 13F

                            	FORM 13F COVER PAGE

     Report for the Calendar Year or Quarterly Ended: June 30, 2011 Check here is Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing This Report:

     Name:     Caymus Capital Partners, L.P.
     Address:  10001 Woodloch Forest Drive, Suite 225
               The Woodlands, Texas 77380

     13F File Number:  028-11693

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing This Report on Behalf of Reporting Manager:

     Name:   Caymus Capital Partners, L.P.
     Title:  Managing Partner
     Phone:  281-744-2054
     Signature, Place and Date of Signing:

           Gregg Jacobson, The Woodlands, TX    August 2, 2011


     Report Type (Check only one):

     [X]    13F HOLDINGS REPORT.

     [ ]    13F NOTICE.

     [ ]    13F COMBINATION REPORT.
     List of Other Managers Reporting for this Manager:



     I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
     ACT OF 1934.

                            FORM 13F SUMMARY PAGE


     Report Summary:

     Number of Other Included Managers:             0

     Form 13F Information Table Entry Total:       20

     Form 13F Information Table Value Total:   181571


     List of Other Included Managers:

     No.      13F File Number         Name
     01       N/A                     N/A

                                FORM 13F INFORMATION TABLE
                                                              VALUE    SHARES/    SH/   PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER         		CLASS    	  CUSIP     (x$1000)   PRN AMT    PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------			----------	  -----      ------    -------    ---   ----  ------   --------  ----  ------  ----
Berry Petroleum Company		Common Stock	085789105      10228      192500                Sole	   None    Sole
Bringham Exploration Company	Common Stock	109178103       3861      129000		Sole       None    Sole
Cabot Oil & Gas, Corp.          Common Stock    127097103      15136      228267                Sole       None    Sole
Canadian Natural Resources,Corp.Common Stock    136385101      18133      433188                Sole       None    Sole
Carrizo Oil & Gas, Inc.         Common Stock    144577103       3549       85000                Sole       None    Sole
Comstock Resources, Inc.	Common Stock	205768203       3023      105000		Sole       None    Sole
Devon Energy Corp.              Common Stock    25179M103      11026      139900                Sole       None    Sole
EQT Corp.                       Common Stock    26884L109       5672      108000                Sole       None    Sole
Hess Corp	                Common Stock    42809H107       4717       63100                Sole       None    Sole
Northern Oil & Gas, Inc.        Common Stock    665531109      11562      522000                Sole       None    Sole
Occidental Petroleum, Corp.     Common Stock    674599105      10344       99426                Sole       None    Sole
Petrohawk Energy Corp.		Common Stock	716495106       6414      260000		Sole       None    Sole
Petroleum Development, Corp.	Common Stock	716578109       7478      250000		Sole       None    Sole
Peyto Exploration & Dev. Corp.	Common Stock	717046106       5436      243600		Sole       None    Sole
Pioneer Natural Resources Inc.  Common Stock    723787107      17197      192000                Sole       None    Sole
QEP Resources, Inc.		Common Stock    74733V100       5099      121900                Sole       None    Sole
Suncor Energy, Inc.             Common Stock    867224107      10131      259100                Sole       None    Sole
Swift Energy Company            Common Stock    870738101      13425      360200                Sole       None    Sole
Ultra Petroleum, Corp.         	Common Stock    903914109       6439      140595                Sole       None    Sole
Whiting Petroleum, Corp.       	Common Stock    966387102      12700      223156                Sole       None    Sole
